Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes

7.    Income taxes

(a)   Expense composition and rate reconciliation

Years Ended December 31 (millions)	2020	2019	2018
Current income tax expense
For current reporting year	$57.3	$25.9	$19.8
Adjustments recognized in the current period for income tax of prior periods	(9.8)	2.1	1.3
	47.5	28.0	21.1
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	(2.6)	3.1	(0.1)
Adjustments recognized in the current period for income tax of prior periods	2.7	(5.1)	0.9
	0.1	(2.0)	0.8
	$47.6	$26.0	$21.9

Our income tax expense and effective income tax rate differs from that calculated by applying the applicable statutory rates for the following reasons:

Years Ended December 31 (millions)	2020		2019		2018
Income taxes computed at applicable statutory rates	$36.5	24.2%	$26.8	28.2%	$20.3	29.4%
Non-tax deductible items	9.6	6.4	1.8	1.9	2.4	3.4
Withholding and other taxes	7.7	5.1	6.8	7.1	5.1	7.3
Foreign tax differential	(7.6)	(5.0)	(16.3)	(17.2)	(15.3)	(22.2)
Adjustments recognized in the current period for income tax of prior periods	(7.1)	(4.7)	(3.0)	(3.1)	2.2	3.2
Foreign accrual property income	6.0	4.0	9.1	9.5	7.9	11.5
Losses not recognized	3.0	2.0	2.0	2.1	0.7	1.1
Other	(0.5)	(0.4)	(1.2)	(1.2)	(1.4)	(1.9)
Income tax expense per consolidated statements of income and other comprehensive income	$47.6	31.6%	$26.0	27.3%	$21.9	31.8%

(b)    Temporary differences

We must make significant estimates in respect of the composition of our deferred income taxes. Our operations are complex and the related income tax interpretations, regulations, legislation and jurisprudence are continually changing. As a result, there are usually some income tax matters in question.

Temporary differences comprising the net deferred income tax asset and the amounts of deferred income taxes recognized in the consolidated statement of income and other comprehensive income and the consolidated statement of changes in owners’ equity are estimated as follows:

		Property, plant
		and equipment	Net pension	Debt and				Net deferred
		and intangible	and share-based	equity		Non-capital		income tax
		assets subject	compensation	issue	Provisions	loss carried		asset
(millions)	Note	to amortization	amounts	costs	and other	forward	Leases	(liability)
As at January 1, 2019		$(42.5)	$2.0	$0.3	$39.9	—	—	$(0.3)
IFRS 16, Leases transitional amount	2(a)	—	—	—	—	—	1.3	1.3
As Adjusted		(42.5)	2.0	0.3	39.9	—	1.3	1.0
Deferred income tax (expense) recovery recognized in Net income		1.0	0.6	(0.4)	(1.9)	2.7	—	2.0
As at December 31, 2019		$(41.5)	$2.6	$(0.1)	$38.0	$2.7	$1.3	$3.0
Acquired during the year and other		(365.6)	—	—	1.0	—	0.9	(363.7)
Deferred income tax (expense) recovery recognized in Net income		31.4	3.0	(0.9)	(34.1)	0.6	(0.1)	(0.1)
Other comprehensive income		—	—	—	1.1	—	—	1.1
As at December 31, 2020		$(375.7)	$5.6	$(1.0)	$6.0	$3.3	$2.1	$(359.7)
Presented on the consolidated statement of financial position as:
Deferred income tax asset								$4.7
Deferred income tax liability								(1.7)
As at December 31, 2019								$3.0
Deferred income tax asset								$6.5
Deferred income tax liability								(366.2)
As at December 31, 2020								$(359.7)

Temporary differences arise from the carrying value of the investments in subsidiaries exceeding their tax base, for which no deferred income tax liabilities have been recognized because the parent is able to control the timing of the reversal of the difference and it is probable that it will not reverse in the foreseeable future. In our specific instance, this is relevant to our investments in our non-Canadian subsidiaries. We are not required to recognize such deferred income tax liabilities, as we are in a position to control the timing and manner of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future.

(c)    Other

For the years ended December 31, 2020, December 31, 2019 and December 31, 2018, the Company has cumulative tax losses of $15.2 million, $15.7 million and $5.3 million, respectively, for which no deferred tax asset is recognized. Of the $15.2 million balance as at December 31, 2020, $9.0 million can be carried forward indefinitely and $6.2 million expires by 2025. During the year ended December 31, 2020, we recognized the benefit of $5.5 million of non-capital losses.